Derivative Instruments - Quantitative Information (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest rate cash flow hedges
Estimated amount of existing losses expected to be reclassified into earnings in the next 12 months	$ (1,287)	$ (283)	$ (71)
Interest rate cap agreements
Interest rate cash flow hedges
Deferred hedge premiums paid and recorded in accumulated other comprehensive (loss) income	2,204	1,103
Expected additional payments of deferred premiums	4,190	5,291
Designated as Hedge | Interest rate cap agreements | Other long-term liabilities
Interest rate cash flow hedges
Derivative liability	2,428	2,310	$ 1,099
Designated as Hedge | Interest rate cap agreements | Accounts payable and accrued other expenses
Interest rate cash flow hedges
Derivative liability	$ 1,070	$ 1,086